UNITED STATES
                             SECURITIES AND EXCHANGE COMMISSION
                                  Washington, D.C. 20549

                                          Form 13F

                                     FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    September 30, 2010
                                                  ----------------------
Check here if Amendment [ ]; Amendment Number:
                                                  ---------------
This Amendment (Check only one.):       [ ] is a restatement.
                                        [ ] adds new holdings entries.

Institutional Investment Manager filing this Report:

Name:     DBD Cayman, Ltd.
          --------------------------------
Address:  c/o The Carlyle Group
          --------------------------------
          1001 Pennsylvania Avenue, NW
          --------------------------------
          Suite 220 S.
          --------------------------------
          Washington, DC  20004-2505
          --------------------------------

Form 13F File Number:  28- 12954
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The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Daniel A. D'Aniello
         --------------------------
Title:     Managing Director
         --------------------------
Phone:     202-729-5626
         --------------------------

Signature, Place, and Date of Signing:

/s/ Daniel A. D'Aniello                Washington, DC          November 15, 2010
---------------------------    ---------------------     -----------------------
           Signature                   City, State               Date


[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

List of Other Managers Reporting for this Manager:  NONE

     Form 13F File Number          Name

     28-
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

                              FORM 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:       1
                                        ------------------------

Form 13F Information Table Entry Total:  11
                                        ------------------------

Form 13F Information Table Value Total:  $406,741
                                        ------------------------
                                        (thousands)



List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.


No.          Form 13F File Number         Name

1          28-     12429                  Carlyle Investment Management L.L.C.
----               -----------------      -------------------------------------

COLUMN 1               COLUMN 2    COLUMN 3     COLUMN 4               COLUMN 5         COLUMN 6      COLUMN 7          COLUMN 8
------------------------------------------------------------------------------------------------------------------------------------
                    TITLE                     VALUE       SHRS OR      SH/   PUT/    INVESTMENT      OTHER        VOTING AUTHORITY
NAME OF ISSUER      OF CLASS    CUSIP        (x$1000)     PRN AMT      PRN   CALL    DISCRETION     MANAGERS   SOLE   SHARED    NONE
------------------------------------------------------------------------------------------------------------------------------------
Boston Private
Finl Hldgs In       Com         101119105     $48,599     7,431,022    SH     --     Shared-Defined    1              7,431,022

China Recycling
Energy Corp         Com         168913101     $25,452     8,131,746    SH     --     Shared-Defined    1              8,131,746

Charter             Cl A        16117M305     $77,008     2,369,468    SH     --     Shared-Defined    1              2,369,468
Communications
Inc D

CIT Group Inc       Com         125581801     $47,730     1,169,274    SH     --     Shared-Defined    1              1,169,274

Concord Med         Sponsored
Svcs Hldgs Ltd      ADR         206277105     $61,069     8,724,233    SH     --     Shared-Defined    1              8,724,233

Focus Media         Sponsored
Hldg Ltd            ADR         34415V109     $36,457     1,503,382    SH     --     Shared-Defined    1              1,503,382

Intl Paper Co       Com         460146103     $2,828      130,000      SH     --     Shared-Defined    1              130,000


Owens Corning       Com         690742101     $15,381     600,100      SH     --     Shared-Defined    1              600,100

Solutia Inc         Com         834376501     $21,627     1,350,000    SH     --     Shared-Defined    1              1,350,000




Temple Inland       Com         879868107     $2,426      130,000      SH     --     Shared-Defined    1              130,000
Inc

Time Warner         Com         88732J207     $68,164     1,262,533    SH     --     Shared-Defined    1              1,262,533
Cable Inc